FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details)	Dec. 31, 2018 GBP (£)
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) [Line Items]
Financial assets at fair value through other comprehensive income with maturities greater than one year	£ 21,247
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) [Line Items]
Financial assets at fair value through other comprehensive income with maturities greater than one year	£ 20,196